Share capital, stock options and other stock-based plans Share units (Details) - Share units - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of units
Outstanding, beginning of period (in shares)	5,337,873	1,200,591	1,095,094
Granted (in shares)	5,556,630	5,792,162	742,140
Exercised/Vested (in shares)	(575,024)	(608,975)	(448,526)
Forfeited/expired (in shares)	(661,558)	(1,045,905)	(188,117)
Outstanding, end of period (in shares)	9,657,921	5,337,873	1,200,591
Units outstanding and exercisable, end of period (in shares)	1,150,294	142,166	224,638
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	CAD 10.27	CAD 23.68	CAD 20.68
Granted (in Canadian dollars per share)	6.74	10.54	30.21
Exercised/Vested (in Canadian dollars per share)	11.49	19.52	24.44
Forfeited/expired (in Canadian dollars per share)	10.34	21.75	29.80
Outstanding, end of period (in Canadian dollars per share)	7.62	10.27	23.68
Units outstanding and exercisable, end of period (in Canadian dollars per share)	CAD 9.58	CAD 11.67	CAD 11.20